Right-of-use assets - Schedule of Future Lease Payments Finance Leases (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	$ 67,710,443	$ 69,808,977
Gross Carrying Amount [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	8,783,640	7,602,720
Gross Carrying Amount [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	6,583,269	6,234,867
Gross Carrying Amount [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	8,399,111	6,049,847
Gross Carrying Amount [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	3,271,835	8,326,858
Gross Carrying Amount [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	3,077,572	2,964,375
Gross Carrying Amount [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	37,595,016	38,630,310
Interest [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	15,844,925	16,401,288
Interest [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	1,775,929	1,760,705
Interest [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	1,546,496	1,719,045
Interest [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	1,332,024	1,484,321
Interest [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	1,245,169	1,265,224
Interest [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	1,174,438	1,180,435
Interest [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	8,770,869	8,991,558
Present Value [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	51,865,518	53,407,689
Present Value [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,007,711	5,842,015
Present Value [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	5,036,773	4,515,822
Present Value [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,067,087	4,565,526
Present Value [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	2,026,666	7,061,634
Present Value [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	1,903,134	1,783,940
Present Value [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	$ 28,824,147	$ 29,638,752